Document and Entity Information	Jul. 27, 2023
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001849635
Document Type	8-K/A
Document Period End Date	Jul. 27, 2023
Entity Registrant Name	Digital World Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40779
Entity Tax Identification Number	85-4293042
Entity Address, Address Line One	3109 Grand Ave
Entity Address, Address Line Two	#450
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33133
City Area Code	(305)
Local Phone Number	735-1517
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On August 1, 2023, Digital World Acquisition Corp. (the “Company”) filed a Current Report on Form 8-K (the “Initial Report”) stating that Marcum, LLP (“Marcum”) had resigned as the Company’s independent registered public accounting firm, effective July 27, 2023. The Company provided a copy of the Initial Report to Marcum prior to filing it with the U.S. Securities and Exchange Commission (the “SEC”). The Company requested that Marcum furnish the Company with a letter addressed to the SEC stating whether Marcum agrees with the statements made by the Company in the Initial Report in response to Item 304(a) of Regulation S-K under the Securities Act of 1933, as amended, and, if not, stating the respects in which it does not agree. The Initial Report is hereby amended and supplemented by adding the language that appears below.
Units Each Consisting Of One Share Of Class Common Stock And One Half Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, and one-half of one Redeemable Warrant
Trading Symbol	DWACU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	DWAC
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class Common Stock At Exercise Price [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	DWACW
Security Exchange Name	NASDAQ